Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Loans and advances, central banks	€ 1,959	€ 1,606	€ 476
Loans and advances, credit institutions	5,361	2,186	916
Debt instruments	14,501	10,416	5,724
Loans and advances, customers	70,619	54,110	38,649
Other interest	12,812	3,112	698
Total interest income	€ 105,252	€ 71,430	€ 46,463